Income Taxes - Summary of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 9,212	$ 8,048
Increase related to current year positions	656	1,164
Balance at the end of the year	$ 9,868	$ 9,212